Receivables, net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables, net
	2018	2017
	US$’000	US$’000

Receivables	5,201	3,917
Less: Allowance for doubtful debts	(112)	(109)
	5,089	3,808

Age analysis of past due account receivables
	2018	2017
	US$’000	US$’000

Current	4,485	1,816
Past due
1-30 days	200	1,076
31-60 days	38	288
61-90 days	17	-
Greater than or equal to 91 days	349	628
	5,089	3,808

ZHEJIANG TIANLAN
Receivables, net
	2018	2017
	RMB’000	RMB’000

Receivables	177, 632	222,279
Less: Allowance for doubtful debts	(24,047)	(41,761)
	153,585	180,518

Age analysis of past due account receivables
	2018	2017
	RMB’000	RMB’000

Within 1 year	119,233	128,413
1 year - 2 years	21,182	37,934
2 years - 3 years	9,492	9,158
3 years - 4 years	3,225	4,120
4 years - 5 years	453	893
	153,585	180,518